INCOME TAXES (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Canada [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	26.50%	26.50%	26.50%